Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
4.	Inventories
Inventories are summarized as follows:

	December 31
	2021	2020

	(Millions of yen)
Finished goods	395,381	352,513
Work in process	199,153	160,696
Raw materials	56,034	49,598

	650,568	562,807